Other income and expenses (Details 2) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Finance Income	$ 1,942,647,000	$ 7,788,279,000	$ 7,399,195,000
Sales Under Contracts
Statement [Line Items]
Finance Income	514,681,000	0	0
Interest Earned
Statement [Line Items]
Finance Income	38,862,000	194,244,000	60,585,000
Net Income on Financial Assets at Fair Value Through Profit or Loss
Statement [Line Items]
Finance Income	$ 1,389,104,000	$ 7,594,035,000	$ 7,338,610,000